Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 104,593	¥ 99,721
Service cost	5,526	5,339	¥ 5,276
Interest cost	721	778	682
Actuarial loss	4,051	1,587
Foreign currency exchange rate change	0	0
Benefits paid	(3,178)	(2,997)
Business combinations	0	381
Divestitures	(684)	(226)
Plan amendments	(368)	10
Benefit obligation at end of year	110,661	104,593	99,721
Change in plan assets:
Fair value of plan assets at beginning of year	121,269	116,990
Actual return on plan assets	1,383	3,196
Employer contribution	3,633	3,559
Benefits paid	(2,657)	(2,486)
Business combinations	0	142
Divestitures	0	(132)
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	123,628	121,269	116,990
The funded status of the plans	12,967	16,676
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	25,590	29,701
Accrued benefit liability included in other liabilities	(12,623)	(13,025)
Net amount recognized	12,967	16,676
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	100,782	88,630
Service cost	3,186	3,455	3,270
Interest cost	2,002	1,994	1,757
Actuarial loss	8,060	1,843
Foreign currency exchange rate change	(4,392)	6,838
Benefits paid	(1,452)	(1,654)
Business combinations	0	0
Divestitures	0	0
Plan amendments	(374)	(324)
Benefit obligation at end of year	107,812	100,782	88,630
Change in plan assets:
Fair value of plan assets at beginning of year	93,338	83,394
Actual return on plan assets	7,023	2,586
Employer contribution	1,920	1,738
Benefits paid	(1,346)	(1,529)
Business combinations	0	0
Divestitures	0	0
Foreign currency exchange rate change	(4,098)	7,149
Fair value of plan assets at end of year	96,837	93,338	¥ 83,394
The funded status of the plans	(10,975)	(7,444)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	12	0
Accrued benefit liability included in other liabilities	(10,987)	(7,444)
Net amount recognized	¥ (10,975)	¥ (7,444)